Exit, Disposal And Restructuring Activities (2011 Actions Narrative) (Details) (Restructuring 2011 Actions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Jul. 02, 2011
Restructuring charges	$ 171
Planned employee terminations	1,500
Employee terminations	200
Additional restructuring charges expected to be recognized, minimum	30
Additional restructuring charges expected to be recognized, maximum	40
Scenario, Forecast [Member] | Discontinued Operations [Member]
Restructuring charges	425
Discontinued Operations [Member]
Restructuring charges	$ 97